Subsequent Events - Additional Information (Detail) - TRY (₺)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of treasury shares		8,434,204
Shares repurchased, total cost		₺ 94,620,000	₺ 65,607,000
Percentage of consolidated revenue		7.25%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of treasury shares	827,750
Shares repurchased, total cost	₺ 9,997,000
Inteltek [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Ownership By Affiliates		55.00%
Percentage of consolidated revenue		1.00%
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased, price per share		₺ 10.01
Bottom of range [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased, price per share	11.89
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased, price per share		₺ 12.33
Top of range [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased, price per share	₺ 12.24